KEELEY Small Cap Dividend Value Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.0%
Automotive  — 1.4%
14,419 Standard Motor Products Inc. .......................... $ 648,711
76,072 Winnebago Industries Inc. ................................ 3,694,056
4,342,767
Banking  — 17.2%
128,848 Atlantic Union Bankshares Corp. ..................... 4,370,524
174,966 Cadence Bank .................................................... 4,108,202
51,253 Cambridge Bancorp ........................................... 4,238,623
127,457 Columbia Banking System Inc. ......................... 3,651,643
125,996 First Bancorp/Southern Pines NC .................... 4,397,260
203,078 First Foundation Inc. ......................................... 4,159,037
59,906 Glacier Bancorp Inc. .......................................... 2,840,743
92,950 Independent Bank Group Inc. .......................... 6,312,235
179,721 OceanFirst Financial Corp. ............................... 3,438,063
158,088 South Plains Financial Inc. ................................ 3,816,244
135,979 The Bank of NT Butterfield & Son Ltd. ............ 4,241,185
124,056 Timberland Bancorp Inc. ................................... 3,101,400
56,580 Wintrust Financial Corp. ................................... 4,534,887
53,210,046
Broadcasting  — 1.9%
35,570 Nexstar Media Group Inc., Cl. A ...................... 5,793,642
Building and Construction  — 2.5%
88,021 KB Home ............................................................ 2,505,078
246,762 Primoris Services Corp. ..................................... 5,369,541
7,874,619
Business Services  — 5.8%
112,154 ABM Industries Inc. ........................................... 4,869,727
248,081 City Office REIT Inc. .......................................... 3,212,649
172,196 Heartland Express Inc. ...................................... 2,395,246
230,596 Outfront Media Inc., REIT ................................ 3,908,602
111,731 STAG Industrial Inc., REIT ............................... 3,450,253
17,836,477
Computer Software and Services  — 2.8%
104,224 Progress Software Corp. .................................... 4,721,347
59,803 TTEC Holdings Inc. ........................................... 4,060,026
8,781,373
Consumer Products  — 3.7%
313,184 Culp Inc. ............................................................. 1,346,691
138,804 Kontoor Brands Inc. ........................................... 4,631,890
99,601 Nu Skin Enterprises Inc., Cl. A ......................... 4,312,723
74,219 The Aaron's Co. Inc. .......................................... 1,079,886
11,371,190
Consumer Services  — 1.4%
89,590 National Storage Affiliates Trust, REIT ............ 4,485,771
Diversified Industrial  — 12.1%
41,109 EnPro Industries Inc. ......................................... 3,368,060
80,044 Esab Corp. .......................................................... 3,501,925
366,775 GrafTech International Ltd. .............................. 2,593,099
248,422 Griffon Corp. ...................................................... 6,963,269
139,782 Hillenbrand Inc. ................................................. 5,725,471
149,770 Maxar Technologies Inc. .................................... 3,907,499
93,485 Olin Corp. ........................................................... 4,326,486
101,748 Spirit AeroSystems Holdings Inc., Cl. A .......... 2,981,217
107,240 VSE Corp. ........................................................... 4,030,079
37,397,105
Shares
Market
Value
Electronics  — 1.0%
42,662 Dolby Laboratories Inc., Cl. A .......................... $ 3,052,893
Energy and Utilities  — 15.3%
68,466 ALLETE Inc. ....................................................... 4,024,432
80,270 Argan Inc. ........................................................... 2,995,676
179,722 Atlantica Sustainable Infrastructure plc ........... 5,797,832
68,229 Black Hills Corp. ................................................ 4,965,024
206,232 ChampionX Corp. .............................................. 4,093,705
196,123 International Seaways Inc. ................................ 4,157,808
47,977 Oasis Petroleum Inc. .......................................... 5,836,402
348,509 Primo Water Corp. ............................................. 4,663,050
205,158 South Jersey Industries Inc. .............................. 7,004,094
599,659 TechnipFMC plc† ............................................... 4,035,705
47,573,728
Equipment and Supplies  — 2.0%
118,412 Cactus Inc., Cl. A ................................................ 4,768,451
13,568 Regal Rexnord Corp. ......................................... 1,540,240
6,308,691
Financial Services  — 15.9%
100,525 Air Lease Corp. .................................................. 3,360,551
280,604 Alpine Income Property Trust Inc., REIT ........ 5,028,424
174,909 Brightsphere Investment Group Inc. ................ 3,150,111
192,127 Enact Holdings Inc. ........................................... 4,126,888
288,720 Global Net Lease Inc., REIT .............................. 4,088,275
110,980 James River Group Holdings Ltd. .................... 2,750,085
142,401 Pacific Premier Bancorp Inc. ............................. 4,163,805
151,875 Provident Financial Services Inc. ...................... 3,380,738
164,235 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 2,695,096
61,816 SouthState Corp. ................................................ 4,769,104
106,690 Synovus Financial Corp. ................................... 3,846,175
159,882 Victory Capital Holdings Inc., Cl. A ................. 3,853,156
174,491 Virtu Financial Inc., Cl. A .................................. 4,084,834
49,297,242
Health Care  — 9.3%
240,277 CareTrust REIT Inc. ........................................... 4,430,708
9,983 Chemed Corp. .................................................... 4,685,920
115,898 Embecta Corp.† .................................................. 2,934,537
143,400 Perrigo Co. plc ................................................... 5,817,738
340,244 Sabra Health Care REIT Inc. ............................. 4,753,209
86,294 The Ensign Group Inc. ...................................... 6,340,020
28,962,132
Hotels and Gaming  — 1.1%
29,240 Marriott Vacations Worldwide Corp. .............. 3,397,688
Metals and Mining  — 1.1%
43,979 Kaiser Aluminum Corp. .................................... 3,478,299
Paper and Forest Products  — 1.4%
333,544 Mercer International Inc. ................................... 4,386,104
Retail  — 2.1%
42,314 Jack in the Box Inc. ............................................. 2,372,123
40,222 Penske Automotive Group Inc. ......................... 4,210,841
6,582,964
TOTAL COMMON STOCKS ......................... 304,132,731

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
__________
Shares
Market
Value
SHORT TERM INVESTMENT  — 2.0%
Other Investment Companies  — 2.0%
6,140,612 Fidelity Government Portfolio, Cl. I, 1.210%* . $ 6,140,612
TOTAL INVESTMENTS — 100.0%
(Cost $274,146,782) ......................................... $ 310,273,343
* 1 day yield as of June 30, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust